OTHER COMMITMENTS AND CONTINGENCIES (Details) JD in Thousands, £ in Millions, Rp in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JOD (JD)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2020 vessel	Dec. 31, 2020 tax_lease	Dec. 31, 2020 IDR (Rp)
Loss Contingencies
Debt instrument, collateral amount				$ 1,402,555,000		$ 1,464,438,000
Number of tax leases						1	1	1
Accrued gain or loss on terminated contracts				1,100,000		$ 1,200,000
Tax adjustments				0		(1,537,000)
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Loss Contingencies
Range of exposure			$ 24,000,000.0
Indonesia | Land And Building Tax Assessments | Foreign Tax Authority
Loss Contingencies
Loss contingency, estimate of possible loss				3,400,000					Rp 48,378.3
Jordan | Foreign Tax Authority | Tax Year 2015 | Subsequent Event
Loss Contingencies
Tax adjustments	$ 1,600,000	JD 1,100
Jordan | Foreign Tax Authority | Tax Year 2016 | Subsequent Event
Loss Contingencies
Tax adjustments	$ 3,100,000	JD 2,200
Minimum
Loss Contingencies
Range of exposure				0
Maximum
Loss Contingencies
Range of exposure				34,200,000	£ 25.0
Vessels
Loss Contingencies
Debt instrument, collateral amount				1,290,769,000		1,350,301,000
Net Investment in Lease Vessel
Loss Contingencies
Debt instrument, collateral amount				$ 111,786,000		$ 114,137,000